Nature of the Business (Details) 10-Q	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments | segment	1		1
Net loss	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
Accumulated deficit	$ 48,470,206		$ 32,040,776	$ 5,379,099